Oppenheimer Global Value Fund

Supplement dated January 21, 2011 to the
Prospectus and Statement of Additional Information, each dated

August 27, 2010

This supplement amends the prospectus and statement of additional information of Oppenheimer Global Value Fund, each dated August 27, 2010, as follows:

The ticker symbol for Class N shares is replaced by the following:  GLVNX.

January 21, 2011                                                                                                                    PS0687.003